Income Tax (Tables)	6 Months Ended
Sep. 30, 2023
Income Tax [abstract]
Schedule of Income Tax	Income taxes consist of the following:
	For the 6 months period ended September 30, 2023	For the 6 months period ended September 30, 2022
	(US$)	(US$)
Current tax expenses	$-	$178,287
Deferred tax expense	(31,380)	78,663
Income tax expense	$(31,380)	$256,950